SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Share Option Activity
	2014		2013		2012
	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price
Outstanding as of beginning of year	8,066,749	$6.31	4,351,487	$15.21	4,483,793	$14.97
Granted	746,431	5.81	5,402,961	4.54	30,336	12.64
Exercised	(762,607)	4.36	(23,932)	4.35	(125,260)	4.36
Terminated	(30,901)	35.40	(4,273)	52.79	(411)	63.57
Forfeited	(482,453)	5.86	(1,659,494)	23.76	(36,971)	20.23
Outstanding as of end of year	7,537,219	6.37	8,066,749	6.31	4,351,487	15.21
Options exercisable as of end of year	1,834,281	$11.54	2,419,180	$9.03	3,553,662	$14.28

Schedule of Information about Share Options Outstanding
Outstanding as of December 31, 2014			Exercisable as of December 31, 2014
Range of exercise Prices	Number outstanding	Weighted average remaining contractual life (in years)	Weighted average exercise price	Number exercisable	Weighted average exercise price
$3.15	10,000	5.25	$3.15	10,000	$3.15
4.35-13.20	6,733,734	5.27	4.81	1,030,796	5.39
15.90-20.85	418,202	3.34	16.85	418,202	16.85
$21.00-32.25	375,283	2.37	$22.76	375,283	$22.76
	7,537,219			1,834,281

Schedule of Intrinsic and Fair Values for Options Exercised
	Year Ended December 31,
	2014	2013	2012
The intrinsic value of options exercised	$3,680	$42	$927
The original fair value of options exercised	$2,661	$158	$819

Schedule of Stock-Based Compensation Expense in Statement of Operations
	Year Ended December 31,
	2014	2013	2012
Component of income before provision for income taxes:
Cost of revenue	$753	$597	$902
Research and development, net	1,034	527	714
Selling, general and administrative	2,897	1,658	4,121
Stock-based compensation expense	$4,684	$2,782	$5,737

Schedule of Fair Value of Options Granted

	2014	2013	2012
Risk-free interest rate	1.3%-1.8%	0.8%-1.8%	0.6%-1.0%
Expected life of options	4.75 years	4.75 years	4.75 years
Expected annual volatility	47%-57%	51%-65%	52%-55%
Expected dividend yield	None	None	None